Average Annual Total Returns{- Fidelity Freedom Index 2030 Fund} - 03.31 Fidelity Freedom Index Funds - Investor PRO-12 - Fidelity Freedom Index 2030 Fund	Investor Class Return Before Taxes Past 1 year	Investor Class Return Before Taxes Past 5 years	Investor Class Return Before Taxes Past 10 years	Investor Class After Taxes on Distributions Past 1 year	Investor Class After Taxes on Distributions Past 5 years	Investor Class After Taxes on Distributions Past 10 years	Investor Class After Taxes on Distributions and Sales Past 1 year	Investor Class After Taxes on Distributions and Sales Past 5 years	Investor Class After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F1905 Past 1 year	F1905 Past 5 years	F1905 Past 10 years
Total	14.32%	11.09%	8.55%	13.43%	9.69%	7.56%	8.70%	8.49%	6.68%	18.40%	15.22%	13.88%	14.37%	11.21%	9.46%